FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, undiscounted payments	$ 16,483		$ 15,768		$ 17,740
Other payables and accruals, undiscounted payments	29,913		22,176		17,258
Amounts due to related party	127		316		19
Borrowings	29,988		29,805		29,460
Lease liabilities, undiscounted payments	87,065		88,075		80,534
Non-derivative financial liabilities, undiscounted cash flows, total	163,576		156,140		145,011
Trade payables, carrying amount	16,483		15,768		17,740
Other payables and accruals, carrying amount	29,913		22,176		17,258
Lease liabilities	70,665	[1]	70,425	[1],[2]	62,968	[2]
Non-current derivative financial liabilities, total	147,176		138,490		127,445
Within 1 year or on demand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, undiscounted payments	16,483		15,768		17,740
Other payables and accruals, undiscounted payments	29,913		22,176		17,258
Amounts due to related party	127		316		19
Borrowings	29,988		29,805
Lease liabilities, undiscounted payments	7,655		7,471		5,489
Non-derivative financial liabilities, undiscounted cash flows, total	84,166		75,536		40,506
After 1 year but within 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings					29,460
Lease liabilities, undiscounted payments	7,351		6,967		5,516
Non-derivative financial liabilities, undiscounted cash flows, total	7,351		6,967		34,976
More than 2 year but less than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, undiscounted payments	20,490		20,290		16,275
Non-derivative financial liabilities, undiscounted cash flows, total	20,490		20,290		16,275
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, undiscounted payments	51,569		53,347		53,254
Non-derivative financial liabilities, undiscounted cash flows, total	$ 51,569		$ 53,347		$ 53,254

[1]	Lease liabilities in amount of approximately US$4.7 million and US$4.6 million was related to the leasehold land included in the investment properties as of December 31, 2022 and June 30, 2023. See Note 14.
[2]	Lease liabilities in amount of approximately US$4.7 million was related to the leasehold land included in the investment properties. See Note 12.